SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM LOANS AND OTHER BORROWINGS - Other significant information (Details) $ in Millions, Rp in Billions	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 USD ($)
Mandir maturing on September 27, 2023
Borrowings and other credit facilities
Total facility	Rp 3,100
Mandri maturing on April 28, 2023
Borrowings and other credit facilities
Total facility	Rp 500
Interest rate (as a percent)	1.30%	1.30%
BNI Maturing on January 9, 2024
Borrowings and other credit facilities
Total facility	Rp 350
BNI maturing on June 6, 2023
Borrowings and other credit facilities
Total facility	1,135
HSBC maturing on November 17 2023
Borrowings and other credit facilities
Total facility	400
HSBC maturing on December 31, 2023
Borrowings and other credit facilities
Total facility	2,250
DBS maturing on July 31, 2023
Borrowings and other credit facilities
Total facility	Rp 2,430	$ 475,000
Minimum | Mandir maturing on September 27, 2023
Borrowings and other credit facilities
Interest rate (as a percent)	3.85%	3.85%
Minimum | BNI maturing on June 6, 2023
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	2.00%	2.00%
Minimum | BNI maturing on November 7, 2022
Borrowings and other credit facilities
Interest rate (as a percent)	7.90%	7.90%
Maximum | Mandir maturing on September 27, 2023
Borrowings and other credit facilities
Interest rate (as a percent)	9.00%	9.00%
Maximum | BNI maturing on June 6, 2023
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	2.50%	2.50%
Maximum | BNI maturing on November 7, 2022
Borrowings and other credit facilities
Interest rate (as a percent)	8.50%	8.50%
Monthly Repayment of Interest | HSBC maturing on November 17 2023
Borrowings and other credit facilities
Interest rate (as a percent)	7.40%	7.40%
Monthly Repayment of Interest | Minimum | Mufg maturing on October , 2023
Borrowings and other credit facilities
Interest rate (as a percent)	0.70%	0.70%
Monthly Repayment of Interest | Minimum | HSBC maturing on December 31, 2023
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	0.80%	0.80%
Monthly Repayment of Interest | Minimum | DBS maturing on July 31, 2023
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.20%	1.20%
Monthly Repayment of Interest | Maximum | DBS maturing on July 31, 2023
Borrowings and other credit facilities
Interest rate (as a percent)	0.40%	0.40%
Interest rate adjustment (as a percent)	1.45%	1.45%
Quarterly repayment of interest | Maximum | HSBC maturing on December 31, 2023
Borrowings and other credit facilities
Interest rate (as a percent)	1.00%	1.00%